Income taxes - Income Tax Provision by Jurisdiction (Details) - Asset Management - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current tax
Canadian	$ (362)	$ 454	$ 0	$ 1,081	$ 0	$ 0
Foreign	0	0	37	0	1,547	335
Total current tax	(362)	454	37	1,081	1,547	335
Deferred tax
Canadian	2,668	(145)	2,296	(588)	0	0
Foreign	0	0	0	0	(941)	56
Total deferred tax	2,668	(145)	2,296	(588)	(941)	56
Income tax expense (benefit) — Asset Management	$ 2,306	$ 309	$ 2,333	$ 493	$ 606	$ 391